Segment and geographic information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment source	Dec. 31, 2024 USD ($)
Segment Reporting [Abstract]
Number of reportable segments	3
Number of geographical divisions (in segments)	3
Number of revenue sources | source	2
Property and equipment | $	$ 1,308,732	$ 1,127,042